LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 JPY (¥)
Borrowings and other credit facilities
Current maturities	Rp (15,866)	$ (986)	Rp (10,276)
Long-term portion	Rp 25,518	$ 1,585	27,773
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			84
Current maturities			(84)
Japanese yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			Rp 84	¥ 768
Interest rate (as a percent)	2.95%	2.95%